PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 28, 2012
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Vendor rebates receivable	$21,456	$16,291
Prepaid insurance	2,961	2,198
Prepaid rent	2,168	1,944
Other	6,878	5,852
	$33,463	$26,285